Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share
18. Earnings per share
Basic and diluted earnings per common share are computed by dividing net income/(loss) for the period by the weighted average number of shares outstanding during the period, excluding shares held in Treasury.

	Year Ended December 31,
	2022	2021	2020
Net loss	$(174,030,358)	$(18,255,869)	$(9,625,942)

Net loss per share basic and diluted	(0.68)	(0.08)	(0.04)

Weighted-average number of shares outstanding - basic and diluted	254,131,038	220,000,000	220,000,000

As of December 31, 2021, the Company does not have outstanding potential ordinary shares which can be converted in new shares, therefore, basic and diluted earnings per share are equivalent in the period as disclosed. As of December 31, 2022, 57,840,248 warrants and RSUs were excluded from the weighted average number of shares, since their effect would have been anti-dilutive.
The following table presents the number of anti-dilutive shares excluded from the calculation of diluted net loss per share:

Year Ended December 31,
2022
Unvested restricted stock units	917,712
Penny warrants subject to triggering events	14,172,536
Warrants “out of the money”	42,750,000

Total	57,840,248